UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06569
Ivy Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Multi-Asset Income Fund
(formerly, Delaware Ivy Multi-Asset Income Fund)
Class A : IMAAX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	1.00%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Availability of additional information
You can request additional information about the Fund by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4462604)

Macquarie Multi-Asset Income Fund
(formerly, Delaware Ivy Multi-Asset Income Fund)
Class C : IMACX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.75%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can request additional information about the Fund by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4462604)

Macquarie Multi-Asset Income Fund
(formerly, Delaware Ivy Multi-Asset Income Fund)
Institutional Class : IMAIX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$36	0.75%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can request additional information about the Fund by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4462604)

Macquarie Multi-Asset Income Fund
(formerly, Delaware Ivy Multi-Asset Income Fund)
Class R6 : IMURX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.63%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
Effective January 29, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.64% (excluding certain items).
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can request additional information about the Fund by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4462604)

Macquarie Multi-Asset Income Fund
(formerly, Delaware Ivy Multi-Asset Income Fund)
Class Y : IMAYX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.

What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	1.00%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can request additional information about the Fund by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4462604)
TSSR-IMAAX-0525

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Alternative / specialty mutual fund
Macquarie Multi-Asset Income Fund
(formerly, Delaware Ivy Multi-Asset Income Fund)
Financial statements and other information
For the six months ended March 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available upon request by calling 800 523-1918.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Multi-Asset Income Fund	March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 4.07%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	46,451	$ 42,202
2.50% 8/1/36	41,494	38,473
3.00% 11/1/33	11,712	11,295
Fannie Mae S.F. 30 yr
2.00% 3/1/51	118,965	95,255
2.50% 2/1/52	46,799	39,404
3.00% 1/1/50	240,148	211,191
3.00% 6/1/52	49,153	42,997
3.50% 6/1/51	233,509	212,157
3.50% 6/1/52	88,688	80,115
4.00% 5/1/51	38,843	36,585
4.50% 1/1/50	104,150	102,713
4.50% 10/1/52	227,319	217,825
5.50% 8/1/52	110,917	111,834
5.50% 11/1/52	213,410	215,184
6.00% 5/1/53	18,821	19,238
6.00% 6/1/53	83,757	85,254
6.00% 9/1/53	28,247	28,695
6.00% 2/1/54	71,404	72,599
Freddie Mac S.F. 20 yr
2.00% 8/1/42	59,999	51,273
2.50% 3/1/42	45,632	40,175
2.50% 9/1/42	31,374	27,662
3.00% 5/1/40	21,980	20,265
Freddie Mac S.F. 30 yr
2.00% 3/1/52	74,409	59,211
2.50% 7/1/50	257,489	216,990
4.00% 8/1/52	92,771	86,730
4.00% 9/1/52	40,506	37,815
5.00% 7/1/52	28,019	27,943
5.00% 9/1/52	133,822	132,660
5.00% 6/1/53	101,236	99,432
5.50% 9/1/52	26,845	27,121
5.50% 10/1/52	37,748	37,793
5.50% 6/1/53	8,520	8,521
5.50% 11/1/54	64,385	64,317
GNMA II S.F. 30 yr
3.00% 1/20/52	48,979	43,406

Schedule of investments
Macquarie Multi-Asset Income Fund
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
5.00% 9/20/52	44,512	$ 43,997
Total Agency Mortgage-Backed Securities (cost $2,794,264)		2,688,327

Convertible Bond — 0.64%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	393,203	422,186
Total Convertible Bond (cost $387,643)		422,186

Corporate Bonds — 30.46%
Banking — 2.82%
Bank of America
5.162% 1/24/31 μ	10,000	10,140
5.518% 10/25/35 μ	50,000	49,079
5.819% 9/15/29 μ	15,000	15,548
6.204% 11/10/28 μ	95,000	98,752

Bank of Montreal 7.70% 5/26/84 μ	200,000	203,727
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	40,000	39,858
4.942% 2/11/31 μ	10,000	10,091
6.30% 3/20/30 μ, ψ	10,000	10,274

Barclays 7.625% 3/15/35 μ, ψ	200,000	196,089
Citigroup
5.61% 9/29/26 μ	25,000	25,122
5.612% 3/4/56 μ	10,000	9,775
6.02% 1/24/36 μ	10,000	10,099
6.75% 2/15/30 μ, ψ	35,000	34,696
7.00% 8/15/34 μ, ψ	20,000	20,785

Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	198,257
Fifth Third Bancorp 6.361% 10/27/28 μ	43,000	44,690
Goldman Sachs Group
5.016% 10/23/35 μ	45,000	43,772
5.561% 11/19/45 μ	40,000	38,999
5.734% 1/28/56 μ	15,000	14,952
6.484% 10/24/29 μ	30,000	31,696

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.012% 1/23/30 μ	170,000	$ 171,925
5.14% 1/24/31 μ	5,000	5,079
5.571% 4/22/28 μ	40,000	40,804
6.254% 10/23/34 μ	27,000	29,008

KeyBank 5.85% 11/15/27	30,000	30,826
Morgan Stanley
5.516% 11/19/55 μ	35,000	34,216
5.831% 4/19/35 μ	50,000	51,838
6.296% 10/18/28 μ	33,000	34,324
6.407% 11/1/29 μ	70,000	73,896
PNC Financial Services Group
5.575% 1/29/36 μ	5,000	5,091
5.676% 1/22/35 μ	35,000	35,839
6.875% 10/20/34 μ	35,000	38,710

State Street 4.993% 3/18/27	45,000	45,599
US Bancorp
4.653% 2/1/29 μ	56,000	56,043
5.046% 2/12/31 μ	10,000	10,085
5.384% 1/23/30 μ	15,000	15,307
5.424% 2/12/36 μ	5,000	5,033
5.678% 1/23/35 μ	35,000	35,793
6.787% 10/26/27 μ	25,000	25,838

Wells Fargo & Co. 5.244% 1/24/31 μ	10,000	10,170
		1,861,825
Basic Industry — 1.61%
Capstone Copper 144A 6.75% 3/31/33 #	112,000	111,658
Celanese US Holdings
6.50% 4/15/30	6,000	5,962
6.75% 4/15/33	54,000	52,472

Cleveland-Cliffs 144A 7.00% 3/15/32 #	165,000	158,535
Dow Chemical 5.95% 3/15/55	40,000	38,742
FMG Resources August 2006 144A 5.875% 4/15/30 #	135,000	133,432
Freeport-McMoRan 5.45% 3/15/43	45,000	42,233
Magnera 144A 7.25% 11/15/31 #	75,000	73,035
NOVA Chemicals 144A 7.00% 12/1/31 #	34,000	35,475
Novelis 144A 4.75% 1/30/30 #	140,000	130,667
Nucor 5.10% 6/1/35	10,000	9,865
Olin 144A 6.625% 4/1/33 #	65,000	63,236

Schedule of investments
Macquarie Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	$ 207,893
		1,063,205
Brokerage — 0.28%
Blackstone Reg Finance 5.00% 12/6/34	45,000	44,383
Focus Financial Partners 144A 6.75% 9/15/31 #	106,000	104,636
Jefferies Financial Group 5.875% 7/21/28	36,000	36,974
		185,993
Capital Goods — 2.65%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	5,000	5,020
Amphenol 2.20% 9/15/31	35,000	30,046
Amsted Industries 144A 6.375% 3/15/33 #	65,000	64,730
Boeing 6.858% 5/1/54	50,000	54,355
Bombardier
144A 7.25% 7/1/31 #	60,000	60,279
144A 8.75% 11/15/30 #	55,000	58,055

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	115,000	116,707
Deere & Co. 5.70% 1/19/55	20,000	20,848
Goat Holdco 144A 6.75% 2/1/32 #	45,000	44,084
Manitowoc 144A 9.25% 10/1/31 #	55,000	56,605
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	70,000	68,687
144A 9.25% 4/15/27 #	65,000	61,394

Northrop Grumman 4.75% 6/1/43	10,000	9,040
Quikrete Holdings 144A 6.75% 3/1/33 #	95,000	94,654
Resideo Funding 144A 6.50% 7/15/32 #	98,000	97,888
Sealed Air 144A 6.50% 7/15/32 #	45,000	45,594
Standard Building Solutions 144A 6.50% 8/15/32 #	115,000	115,099
Standard Industries
144A 3.375% 1/15/31 #	90,000	78,326
144A 4.375% 7/15/30 #	30,000	27,705
144A 4.75% 1/15/28 #	28,000	27,129

Terex 144A 6.25% 10/15/32 #	100,000	97,114
TransDigm
144A 6.625% 3/1/32 #	55,000	55,770
144A 6.875% 12/15/30 #	170,000	173,884

Waste Pro USA 144A 7.00% 2/1/33 #	50,000	50,294
White Cap Buyer 144A 6.875% 10/15/28 #	245,000	235,405
		1,748,712

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 5.48%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		116,000	$ 101,712
AMC Networks 4.25% 2/15/29		165,000	124,023
AT&T
3.50% 9/15/53		30,000	20,472
6.30% 1/15/38		10,000	10,882
CCO Holdings
144A 4.50% 8/15/30 #		336,000	306,156
144A 5.375% 6/1/29 #		110,000	106,530

Charter Communications Operating 3.85% 4/1/61		55,000	33,430
CMG Media 144A 8.875% 6/18/29 #		110,000	95,150
Connect Finco 144A 9.00% 9/15/29 #		200,000	182,596
Consolidated Communications
144A 5.00% 10/1/28 #		2,000	1,877
144A 6.50% 10/1/28 #		250,000	241,678

CSC Holdings 144A 4.50% 11/15/31 #		200,000	145,282
Cumulus Media New Holdings 144A 8.00% 7/1/29 #		124,000	42,780
Frontier Communications Holdings
5.875% 11/1/29		60,847	60,915
144A 6.00% 1/15/30 #		225,000	225,672
144A 6.75% 5/1/29 #		99,000	99,576
Gray Media
144A 4.75% 10/15/30 #		15,000	9,529
144A 5.375% 11/15/31 #		250,000	156,383

Iliad Holding 144A 8.50% 4/15/31 #		200,000	209,956
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	74,135
McGraw-Hill Education 144A 7.375% 9/1/31 #		131,000	131,855
Meta Platforms
4.30% 8/15/29		20,000	20,001
4.55% 8/15/31		10,000	10,028
4.75% 8/15/34		20,000	19,865

Midcontinent Communications 144A 8.00% 8/15/32 #		110,000	111,360
Rogers Communications
5.30% 2/15/34		65,000	63,828
7.125% 4/15/55 μ		80,000	79,759

Sirius XM Radio 144A 4.125% 7/1/30 #		240,000	213,405
Snap 144A 6.875% 3/1/33 #		90,000	90,075
Sprint Capital 6.875% 11/15/28		30,000	32,037
Stagwell Global 144A 5.625% 8/15/29 #		120,000	114,399

Schedule of investments
Macquarie Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
5.125% 5/15/32	5,000	$ 5,033
5.75% 1/15/34	75,000	78,162
5.875% 11/15/55	45,000	45,334

Univision Communications 144A 7.375% 6/30/30 #	110,000	105,206
Verizon Communications 2.875% 11/20/50	35,000	21,814
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	265,000	230,640
		3,621,535
Consumer Cyclical — 4.17%
Arches Buyer 144A 6.125% 12/1/28 #	74,000	65,084
Asbury Automotive Group
144A 4.625% 11/15/29 #	3,000	2,814
4.75% 3/1/30	100,830	94,420

Bath & Body Works 6.875% 11/1/35	130,000	131,829
Boyd Gaming 144A 4.75% 6/15/31 #	140,000	129,231
Caesars Entertainment
144A 6.00% 10/15/32 #	110,000	102,820
144A 6.50% 2/15/32 #	85,000	84,787
144A 7.00% 2/15/30 #	65,000	65,931
Carnival
144A 5.75% 3/1/27 #	6,000	6,007
144A 6.00% 5/1/29 #	80,000	79,490
144A 6.125% 2/15/33 #	69,000	68,047
Carvana
PIK 144A 9.00% 6/1/30 #, >	42,600	45,139
PIK 144A 9.00% 6/1/31 #, >>	40,071	44,560

Clarios Global 144A 6.75% 2/15/30 #	69,000	69,718
Dana 4.50% 2/15/32	90,000	82,021
Forestar Group 144A 6.50% 3/15/33 #	45,000	44,098
Garrett Motion Holdings 144A 7.75% 5/31/32 #	163,000	161,341
General Motors Financial
5.60% 6/18/31	13,000	13,009
5.90% 1/7/35	15,000	14,865
5.95% 4/4/34	13,000	12,943
Home Depot
4.875% 6/25/27	15,000	15,214
4.95% 6/25/34	45,000	45,167

K Hovnanian Enterprises 144A 11.75% 9/30/29 #	60,000	64,252
Life Time 144A 6.00% 11/15/31 #	105,000	104,172
Murphy Oil USA 4.75% 9/15/29	45,000	43,102

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

PetSmart 144A 7.75% 2/15/29 #	250,000	$ 229,779
Phinia 144A 6.625% 10/15/32 #	51,000	50,092
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	75,000	73,017
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	134,000	133,531
S&S Holdings 144A 8.375% 10/1/31 #	75,000	70,944
Scientific Games Holdings 144A 6.625% 3/1/30 #	102,000	96,300
Six Flags Entertainment 144A 6.625% 5/1/32 #	60,000	60,546
Staples 144A 10.75% 9/1/29 #	120,000	108,563
VICI Properties
144A 4.625% 12/1/29 #	5,000	4,855
4.95% 2/15/30	70,000	69,460
5.625% 4/1/35	5,000	4,975

Wand NewCo 3 144A 7.625% 1/30/32 #	115,000	117,792
ZF North America Capital 144A 6.75% 4/23/30 #	150,000	142,711
		2,752,626
Consumer Non-Cyclical — 2.08%
AbbVie 5.35% 3/15/44	10,000	9,896
Acadia Healthcare 144A 7.375% 3/15/33 #	90,000	90,024
Bunge Limited Finance 4.20% 9/17/29	65,000	63,911
CHS 144A 5.25% 5/15/30 #	210,000	173,508
DaVita
144A 3.75% 2/15/31 #	115,000	100,219
144A 4.625% 6/1/30 #	70,000	64,497
Eli Lilly & Co.
5.10% 2/12/35	10,000	10,201
5.50% 2/12/55	50,000	50,662
Fiesta Purchaser
144A 7.875% 3/1/31 #	52,000	53,738
144A 9.625% 9/15/32 #	40,000	41,205
HCA
5.45% 9/15/34	105,000	104,133
6.20% 3/1/55	15,000	14,903

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	139,000	106,734
Mars
144A 4.80% 3/1/30 #	10,000	10,060
144A 5.20% 3/1/35 #	10,000	10,054
144A 5.65% 5/1/45 #	5,000	5,014
144A 5.70% 5/1/55 #	95,000	94,988

Opal Bidco 6.50% 3/31/32	200,000	200,000
PepsiCo 5.00% 2/7/35	10,000	10,094

Schedule of investments
Macquarie Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Royalty Pharma 3.35% 9/2/51	45,000	$ 28,527
Surgery Center Holdings 144A 7.25% 4/15/32 #	130,000	128,717
Sysco 5.10% 9/23/30	5,000	5,077
		1,376,162
Electric — 1.44%
Berkshire Hathaway Energy 2.85% 5/15/51	35,000	21,492
Calpine
144A 4.625% 2/1/29 #	55,000	52,840
144A 5.125% 3/15/28 #	55,000	54,164

Constellation Energy Generation 5.75% 3/15/54	45,000	43,345
Dominion Energy
6.625% 5/15/55 μ	25,000	24,887
Series A 6.875% 2/1/55 μ	35,000	36,248

DTE Energy 5.10% 3/1/29	45,000	45,610
Duke Energy Carolinas 4.95% 1/15/33	45,000	45,026
Lightning Power 144A 7.25% 8/15/32 #	135,000	139,105
NextEra Energy Capital Holdings
5.55% 3/15/54	10,000	9,570
6.375% 8/15/55 μ	5,000	5,018
6.50% 8/15/55 μ	5,000	5,110

NRG Energy 144A 6.25% 11/1/34 #	105,000	103,455
Oglethorpe Power
3.75% 8/1/50	35,000	24,802
6.20% 12/1/53	10,000	10,245
Pacific Gas & Electric
3.30% 8/1/40	10,000	7,361
4.95% 7/1/50	40,000	33,428
PacifiCorp
5.10% 2/15/29	10,000	10,191
5.80% 1/15/55	5,000	4,883

Southern California Edison 5.20% 6/1/34	35,000	34,185
Vistra 144A 7.00% 12/15/26 #, μ, ψ	170,000	172,286
Vistra Operations 144A 6.95% 10/15/33 #	65,000	69,871
		953,122
Energy — 3.86%
Archrock Partners 144A 6.625% 9/1/32 #	105,000	105,508
BP Capital Markets America 5.227% 11/17/34	70,000	70,387
Civitas Resources 144A 8.625% 11/1/30 #	130,000	134,232

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ConocoPhillips
5.00% 1/15/35	35,000	$ 34,662
5.50% 1/15/55	30,000	29,016

Enbridge 5.75% 7/15/80 μ	15,000	14,529
Energy Transfer
5.75% 2/15/33	135,000	138,211
5.95% 5/15/54	20,000	19,113

Enterprise Products Operating 4.95% 2/15/35	30,000	29,596
Genesis Energy
7.75% 2/1/28	50,000	50,533
7.875% 5/15/32	30,000	30,240

Gulfport Energy Operating 144A 6.75% 9/1/29 #	110,000	111,601
Hilcorp Energy I
144A 6.00% 2/1/31 #	25,000	23,387
144A 6.25% 4/15/32 #	205,000	191,782

Matador Resources 144A 6.25% 4/15/33 #	75,000	73,345
Murphy Oil 6.00% 10/1/32	40,000	38,518
Nabors Industries
144A 8.875% 8/15/31 #	45,000	39,118
144A 9.125% 1/31/30 #	45,000	45,058

NGL Energy Operating 144A 8.375% 2/15/32 #	125,000	125,420
Noble Finance II 144A 8.00% 4/15/30 #	85,000	85,004
NuStar Logistics 6.00% 6/1/26	146,000	146,762
Occidental Petroleum
5.375% 1/1/32	20,000	19,720
5.55% 10/1/34	15,000	14,666
6.125% 1/1/31	48,000	49,378

ONEOK 5.70% 11/1/54	135,000	126,445
Rockies Express Pipeline 144A 6.75% 3/15/33 #	66,000	67,188
SM Energy
144A 6.75% 8/1/29 #	40,000	39,442
144A 7.00% 8/1/32 #	49,000	48,137

Sunoco 144A 7.25% 5/1/32 #	70,000	72,353
Targa Resources Partners 5.00% 1/15/28	20,000	20,008
Transocean
144A 8.00% 2/1/27 #	168,000	167,474
144A 8.50% 5/15/31 #	75,000	72,943
USA Compression Partners
6.875% 9/1/27	80,000	80,125
144A 7.125% 3/15/29 #	20,000	20,356

Schedule of investments
Macquarie Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Venture Global LNG
144A 7.00% 1/15/30 #	45,000	$ 44,366
144A 8.375% 6/1/31 #	85,000	86,267

Weatherford International 144A 8.625% 4/30/30 #	85,000	86,366
		2,551,256
Finance Companies — 1.41%
AerCap Ireland Capital DAC 3.65% 7/21/27	150,000	146,536
Air Lease 4.65% 6/15/26 μ, ψ	130,000	126,782
Apollo Debt Solutions 6.70% 7/29/31	65,000	67,102
Aviation Capital Group
144A 3.50% 11/1/27 #	25,000	24,158
144A 5.375% 7/15/29 #	35,000	35,293

Azorra Finance 144A 7.75% 4/15/30 #	110,000	109,763
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	20,000	19,841
144A 6.00% 11/22/34 #	25,000	24,067
Blue Owl Credit Income
144A 5.80% 3/15/30 #	35,000	34,337
144A 6.60% 9/15/29 #	10,000	10,166

Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	120,000	121,780
OneMain Finance 6.625% 5/15/29	69,000	69,215
PennyMac Financial Services 144A 6.875% 2/15/33 #	65,000	64,675
UWM Holdings 144A 6.625% 2/1/30 #	75,000	74,459
		928,174
Industrials — 0.22%
Arcosa 144A 6.875% 8/15/32 #	55,000	55,806
Williams Scotsman 144A 6.625% 4/15/30 #	90,000	91,041
		146,847
Insurance — 1.99%
Aon 2.90% 8/23/51	25,000	15,360
Aon North America
5.30% 3/1/31	45,000	46,060
5.75% 3/1/54	10,000	9,870

Ardonagh Finco 144A 7.75% 2/15/31 #	200,000	203,894
Athene Global Funding 144A 1.985% 8/19/28 #	30,000	27,349
Athene Holding 6.625% 10/15/54 μ	15,000	14,891
Howden UK Refinance 144A 8.125% 2/15/32 #	200,000	202,302

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International
144A 5.625% 12/1/29 #	90,000	$ 87,145
144A 7.375% 1/31/32 #	120,000	122,257

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	155,000	162,936
Marsh & McLennan 5.35% 11/15/44	55,000	53,786
New York Life Global Funding 144A 5.45% 9/18/26 #	60,000	61,019
Panther Escrow Issuer 144A 7.125% 6/1/31 #	125,000	127,448
Prudential Financial 5.20% 3/14/35	90,000	90,157
USI 144A 7.50% 1/15/32 #	90,000	91,928
		1,316,402
Natural Gas — 0.09%
Sempra 6.40% 10/1/54 μ	65,000	61,814
		61,814
Real Estate Investment Trusts — 0.16%
Extra Space Storage 5.40% 2/1/34	75,000	75,125
Starwood Property Trust 144A 6.50% 7/1/30 #	30,000	30,048
		105,173
Retail — 0.20%
Victra Holdings 144A 8.75% 9/15/29 #	125,000	129,091
		129,091
Technology — 1.70%
Accenture Capital
4.25% 10/4/31	55,000	54,017
4.50% 10/4/34	55,000	53,165

Amentum Holdings 144A 7.25% 8/1/32 #	90,000	88,629
Block 144A 6.50% 5/15/32 #	90,000	91,020
Broadcom 5.05% 7/12/29	50,000	50,707
CDW 3.276% 12/1/28	45,000	42,484
Cloud Software Group 144A 6.50% 3/31/29 #	205,000	199,425
CommScope 144A 8.25% 3/1/27 #	65,000	61,632
CommScope Technologies 144A 5.00% 3/15/27 #	30,000	26,978
Entegris 144A 4.75% 4/15/29 #	75,000	72,370
Leidos 5.50% 3/15/35	10,000	9,974
Oracle
3.60% 4/1/50	37,000	25,726
5.25% 2/3/32	45,000	45,601
6.00% 8/3/55	20,000	19,988

Seagate HDD Cayman 5.75% 12/1/34	88,000	85,548

Schedule of investments
Macquarie Multi-Asset Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Synopsys
5.15% 4/1/35	10,000	$ 10,057
5.70% 4/1/55	5,000	4,968

UKG 144A 6.875% 2/1/31 #	145,000	147,200
Zebra Technologies 144A 6.50% 6/1/32 #	35,000	35,452
		1,124,941
Transportation — 0.30%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	30,000	28,969
Genesee & Wyoming 144A 6.25% 4/15/32 #	125,000	125,058
Union Pacific
5.10% 2/20/35	10,000	10,090
5.60% 12/1/54	37,000	37,195
		201,312
Total Corporate Bonds (cost $20,198,927)		20,128,190

Non-Agency Commercial Mortgage-Backed Securities — 1.38%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	90,993
Series 2020-BN26 A4 2.403% 3/15/63	220,000	195,196
Series 2021-BN32 A5 2.643% 4/15/54 •	250,000	220,768
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	198,180
Series 2022-B33 A5 3.458% 3/15/55	225,000	203,811
Total Non-Agency Commercial Mortgage-Backed Securities (cost $913,449)		908,948

Loan Agreements — 0.29%
Basic Industry — 0.29%
Foresight Energy Operating Tranche A 12.40% (SOFR03M + 8.10%) 6/30/27 •	206,397	187,821
Total Loan Agreements (cost $206,397)		187,821

	Principalamount°	Value (US $)

US Treasury Obligation — 0.12%
US Treasury Note 4.625% 2/15/35	75,000	$ 77,490
Total US Treasury Obligation (cost $77,279)		77,490
	Number of shares
Common Stocks — 51.89%
Basic Industry — 0.24%
Foresight Energy =, †	31,163	158,621
Westmoreland Coal =, †, π	146	145
		158,766
Capital Goods — 0.83%
Otis Worldwide	5,305	547,476
		547,476
Commodity Chemicals — 0.18%
Methanex	3,361	117,938
		117,938
Consumer Discretionary — 3.85%
adidas	566	132,624
Amadeus IT Group	7,641	582,486
H & M Hennes & Mauritz Class B	17,411	228,381
Kering	1,014	209,332
LVMH Moet Hennessy Louis Vuitton	813	502,580
NIKE Class B	3,440	218,371
Sodexo	5,472	351,462
Studio City International Holdings †, π	60,131	217,915
Studio City International Holdings ADR †	28,089	101,794
		2,544,945
Consumer Non-Cyclical — 2.40%
Henry Schein †	5,912	404,913
Lamb Weston Holdings	6,286	335,044
Pfizer	11,355	287,736
Unilever	9,370	557,980
		1,585,673
Consumer Staples — 4.13%
Anheuser-Busch InBev	8,040	494,843
Bunge Global	1,692	129,303
Diageo	19,046	495,621
Estee Lauder Class A	5,104	336,864

Schedule of investments
Macquarie Multi-Asset Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Kao	5,600	$ 241,675
Koninklijke Ahold Delhaize	11,015	411,627
Nestle	6,104	616,402
		2,726,335
Energy — 3.68%
ARC Resources	8,799	176,891
Chord Energy	716	80,707
DHT Holdings	5,856	61,488
Diamondback Energy	513	82,018
Enbridge	6,268	277,411
Expand Energy	2,080	231,546
Helmerich & Payne	3,074	80,293
HF Sinclair	1,832	60,236
Kimbell Royalty Partners	21,273	297,822
Parex Resources	7,127	66,464
Patterson-UTI Energy	8,169	67,149
Permian Resources	5,869	81,286
Shell	13,255	483,701
Tourmaline Oil	3,161	152,443
Valero Energy	1,766	233,236
		2,432,691
Financial Services — 0.21%
New Cotai =, †, π	318,315	136,711
		136,711
Financials — 1.58%
MNSN Holdings =, †	65	276
Pluxee	11,733	238,971
Visa Class A	2,305	807,810
		1,047,057
Healthcare — 2.24%
IQVIA Holdings †	834	147,034
Novo Nordisk Class B	7,412	504,686
Roche Holding	1,252	411,107
Smith & Nephew	29,862	418,530
		1,481,357
Industrials — 6.65%
Athens International Airport	29,412	289,155
Atlas Arteria	88,334	267,698
Catena	780	33,755

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
CCR	134,787	$ 275,647
DSV	2,124	410,199
Enav 144A #	69,927	275,833
Intertek Group	5,059	327,075
Knorr-Bremse	3,861	348,813
Kone Class B	4,656	255,956
Makita	8,100	265,968
Sacyr	77,208	268,154
Securitas Class B	44,444	627,631
Transurban Group	33,060	276,604
Vinci	2,230	280,434
Wolters Kluwer	1,243	192,939
		4,395,861
Information Technology — 1.11%
Accenture Class A	1,294	403,780
ASML Holding	311	203,788
First Solar †	580	73,329
Helios Towers †	38,312	52,756
		733,653
Materials — 6.14%
Air Liquide	2,661	503,937
Alcoa	4,848	147,864
Anglo American	9,555	264,750
Canfor †	6,234	65,414
CF Industries Holdings	2,696	210,692
Coeur Mining †	9,894	58,572
Corteva	2,812	176,959
CRH	2,807	243,301
Endeavour Mining	9,291	218,310
ERO Copper †	11,857	143,614
Hudbay Minerals	28,150	213,659
International Paper	3,927	209,505
Louisiana-Pacific	883	81,218
Metallus †	6,699	89,499
Newmont	5,020	242,366
Nutrien	6,292	312,524
SSR Mining †	10,639	106,608
Steel Dynamics	1,537	192,248
Titan America †	6,508	87,988
Titan Cement International	1,601	73,574

Schedule of investments
Macquarie Multi-Asset Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
West Fraser Timber	1,447	$ 111,141
Wheaton Precious Metals	3,904	303,068
		4,056,811
Real Estate — 0.43%
Crown Castle	2,744	286,007
		286,007
Real Estate Operating Companies/Developer — 0.53%
Mitsubishi Estate	10,000	162,144
Mitsui Fudosan	8,700	77,174
Sumitomo Realty & Development	2,900	108,139
		347,457
REIT Diversified — 1.44%
British Land	7,040	33,593
Charter Hall Group	6,200	62,683
DigitalBridge Group	7,400	65,268
Fastighets Balder Class B †	5,120	32,039
Inmobiliaria Colonial Socimi	8,930	52,674
Invincible Investment	120	50,403
Lifestyle Communities	3,490	16,966
LondonMetric Property	16,320	38,663
Nomura Real Estate Master Fund	50	47,503
Orix JREIT	40	46,990
Shaftesbury Capital	38,320	61,825
Stockland	14,650	44,855
Sun Hung Kai Properties	7,000	66,479
VICI Properties	10,220	333,376
		953,317
REIT Healthcare — 1.98%
American Healthcare REIT	4,640	140,592
Coloplast Class B	3,007	315,184
Parkway Life Real Estate Investment Trust	14,800	45,618
Ventas	2,880	198,029
Welltower	3,960	606,712
		1,306,135
REIT Hotel — 0.02%
Hoshino Resorts REIT	10	13,514
		13,514

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial — 1.14%
First Industrial Realty Trust	2,380	$ 128,425
Goodman Group	11,680	207,489
Nippon Prologis REIT	65	100,367
Prologis	2,300	257,117
Segro	2,520	22,487
Warehouses De Pauw CVA	1,530	36,264
		752,149
REIT Information Technology — 1.47%
American Tower	290	63,104
Digital Realty Trust	1,010	144,723
Equinix	710	578,898
Keppel REIT	116,100	184,949
		971,674
REIT Lodging — 0.19%
Hyatt Hotels Class A	480	58,800
Ryman Hospitality Properties	720	65,837
		124,637
REIT Mall — 0.28%
Simon Property Group	1,110	184,349
		184,349
REIT Manufactured Housing — 0.18%
Sun Communities	910	117,062
		117,062
REIT Multifamily — 1.14%
Advance Residence Investment	40	38,162
AvalonBay Communities	930	199,597
Equity Residential	2,430	173,939
Essex Property Trust	440	134,891
InterRent Real Estate Investment Trust	5,350	41,936
LEG Immobilien	1,280	90,601
UNITE Group	3,940	41,428
Vonovia	1,330	35,896
		756,450
REIT Office — 0.57%
Derwent London	790	18,838
Gecina	350	32,869
Hongkong Land Holdings	16,100	69,552
Kilroy Realty	3,060	100,246

Schedule of investments
Macquarie Multi-Asset Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
Merlin Properties Socimi	7,905	$ 84,237
Nippon Building Fund	55	46,716
Wihlborgs Fastigheter	2,410	23,676
		376,134
REIT Retail — 0.12%
Frasers Centrepoint Trust	16,900	27,355
Link REIT	10,923	51,096
		78,451
REIT Self-Storage — 0.36%
Big Yellow Group	2,640	31,783
Public Storage	680	203,517
		235,300
REIT Shopping Center — 0.66%
Acadia Realty Trust	4,280	89,666
Agree Realty	2,300	177,537
Kite Realty Group Trust	3,370	75,387
Tanger	2,780	93,936
		436,526
REIT Single Tenant — 0.12%
NETSTREIT	4,840	76,714
		76,714
REIT Specialty — 0.51%
CBRE Group Class A †	260	34,003
Corp Inmobiliaria Vesta ADR	3,060	69,798
Essential Properties Realty Trust	1,390	45,370
HMC Capital	7,920	30,831
Invitation Homes	4,460	155,431
		335,433
Retail — 0.00%
True Religion 2025 Escrow =, †, π	2	1,712
True Religion 2026 Escrow =, †, π	2	1,903
		3,615
Technology — 1.74%
Cellnex Telecom 144A #	9,850	349,666
NEXTDC †	15,110	106,783
SAP	2,637	696,879
		1,153,328

	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 5.77%
APA Group	30,951	$ 152,784
EDP Renovaveis	31,978	266,595
Enel	36,690	297,428
ERG	10,557	200,110
Essential Utilities	6,890	272,362
National Grid	22,699	296,000
Pennon Group	53,052	307,014
Sempra Energy	3,788	270,312
Severn Trent	8,954	292,744
Snam	57,134	296,230
SSE	14,391	296,318
Terna - Rete Elettrica Nazionale	33,087	299,238
United Utilities Group	22,297	290,469
Xcel Energy	3,909	276,718
		3,814,322
Total Common Stocks (cost $34,726,973)		34,287,848

Preferred Stocks — 0.72%
Consumer Staples — 0.67%
Henkel AG & Co. 2.52% ω	5,556	441,446
		441,446
Financials — 0.05%
SVB Financial Trust 11/7/32 †	75	36,750
		36,750
Total Preferred Stocks (cost $481,143)		478,196

Exchange-Traded Funds — 8.22%
Vanguard Global ex-U.S. Real Estate ETF	1,140	46,124
Vanguard High Dividend Yield ETF	12,628	1,628,507
Vanguard International High Dividend Yield ETF	14,411	1,061,947
Vanguard S&P 500 ETF	5,248	2,697,000
Total Exchange-Traded Funds (cost $5,176,407)		5,433,578

Schedule of investments
Macquarie Multi-Asset Income Fund
	Number of shares	Value (US $)

Short-Term Investments — 1.36%
Money Market Mutual Funds — 1.36%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	224,925	$ 224,925
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	224,925	224,925
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	224,925	224,925
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	224,925	224,925
Total Short-Term Investments (cost $899,700)		899,700
Total Value of Securities—99.15% (cost $65,862,182)		$65,512,284
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $780,572, which represented 1.18% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $14,323,289, which represents 21.68% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
>	PIK. 100% of the income received was in the form of cash.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$2,791,169	$136,711
New Cotai PIK	2/7/22	387,644	422,186
Studio City International Holdings	8/5/20	364,276	217,915
True Religion 2025 Escrow	12/24/24	0	1,712
True Religion 2026 Escrow	12/24/24	0	1,903
Westmoreland Coal	3/15/19	109	145
Total		$3,543,198	$780,572
The following futures contracts were outstanding at March 31, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
5	US Treasury 2 yr Notes	$1,035,859	$1,031,894	6/30/25	$3,965	$—	$(39)
(7)	US Treasury 5 yr Notes	(757,094)	(748,491)	6/30/25	—	(8,603)	219

Schedule of investments
Macquarie Multi-Asset Income Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(3)	US Treasury 10 yr Ultra Notes	$(342,375)	$(340,633)	6/18/25	$—	$(1,742)	$(281)
3	US Treasury Long Bonds	351,844	348,524	6/18/25	3,320	—	562
(1)	US Treasury Ultra Bonds	(122,250)	(123,185)	6/18/25	935	—	(438)
Total Futures Contracts			$168,109		$8,220	$(10,345)	$23
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate

Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Multi-Asset Income Fund	March 31, 2025 (Unaudited)
Assets:
Investments, at value*	$65,512,284
Foreign currencies, at valueΔ	72,664
Cash	66,474
Cash collateral due from broker	16,490
Receivable for securities sold	482,446
Dividends and interest receivable	479,534
Foreign tax reclaims receivable	152,386
Receivable for fund shares sold	61,352
Prepaid expenses	48,986
Variation margin due from broker on futures contracts	23
Total Assets	66,892,639
Liabilities:
Payable for securities purchased	579,441
Other accrued expenses	124,156
Payable for fund shares redeemed	100,340
Distribution fees payable to affiliates	9,410
Investment management fees payable to affiliates	5,086
Total Liabilities	818,433
Total Net Assets	$66,074,206

Net Assets Consist of:
Paid-in capital	$80,529,110
Total distributable earnings (loss)	(14,454,904)
Total Net Assets	$66,074,206

Net Asset Value

Class A:
Net assets	$34,360,358
Shares of beneficial interest outstanding, unlimited authorization, no par	3,696,452
Net asset value per share	$9.30
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.87

Class C:
Net assets	$2,173,888
Shares of beneficial interest outstanding, unlimited authorization, no par	233,423
Net asset value per share	$9.31

Institutional Class:
Net assets	$28,565,371
Shares of beneficial interest outstanding, unlimited authorization, no par	3,069,254
Net asset value per share	$9.31

Class R6:
Net assets	$920,223
Shares of beneficial interest outstanding, unlimited authorization, no par	99,016
Net asset value per share	$9.29

Class Y:
Net assets	$54,366
Shares of beneficial interest outstanding, unlimited authorization, no par	5,839
Net asset value per share	$9.31
*Investments, at cost	$65,862,182
ΔForeign currencies, at cost	71,707
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Multi-Asset Income Fund	Six months ended March 31, 2025 (Unaudited)
Investment Income:
Interest	$957,820
Dividends	492,834
Foreign tax withheld	(25,248)
1,425,406

Expenses:
Management fees	255,725
Distribution expenses — Class A	46,567
Distribution expenses — Class C	13,249
Distribution expenses — Class Y	70
Dividend disbursing and transfer agent fees and expenses	48,391
Registration fees	38,209
Audit and tax fees	31,568
Accounting and administration expenses	30,512
Reports and statements to shareholders expenses	21,234
Custodian fees	18,660
Legal fees	11,082
Trustees’ fees	1,732
Other	24,150
541,149
Less expenses waived	(207,354)
Less expenses paid indirectly	(288)
Total operating expenses	333,507
Net Investment Income (Loss)	1,091,899

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,115,521)
Foreign currencies	(1,716)
Futures contracts	25,014
Swap contracts	(1,136)
Net increase from payment by affiliates[1]	349
Net realized gain (loss)	(1,093,010)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,644,531)
Foreign currencies	(10,828)
Futures contracts	(3,068)
Swap contracts	472
Net change in unrealized appreciation (depreciation)	(4,657,955)
Net Realized and Unrealized Gain (Loss)	(5,750,965)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,659,066)
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Multi-Asset Income Fund
	Six months ended 3/31/25 (Unaudited)	Year ended 9/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,091,899	$3,788,131
Net realized gain (loss)	(1,093,359) [1]	(1,623,850) [1]
Net increase from payment by affiliates	349[2]	18,379[2]
Net change in unrealized appreciation (depreciation)	(4,657,955)	12,780,327
Net increase (decrease) in net assets resulting from operations	(4,659,066)	14,962,987

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(305,891)	(2,171,199)
Class C	(9,856)	(148,651)
Institutional Class[3]	(298,259)	(2,357,780)
Class R6	(9,856)	(67,643)
Class Y	(477)	(3,208)
	(624,339)	(4,748,481)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	1,030,498	3,743,497
Class C	70,980	148,019
Institutional Class[3]	1,462,535	2,652,136
Class R6	66,839	550,631

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	305,886	2,170,069
Class C	9,854	147,602
Institutional Class[3]	296,899	2,349,808
Class R6	9,856	67,643
Class Y	477	3,208
	3,253,824	11,832,613

	Six months ended 3/31/25 (Unaudited)	Year ended 9/30/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(5,759,563)	$(14,440,831)
Class C	(764,299)	(1,557,611)
Institutional Class[3]	(7,368,105)	(28,976,112)
Class R6	(514,238)	(285,097)
Class Y	(5,000)	(5,000)
	(14,411,205)	(45,264,651)
Decrease in net assets derived from capital share transactions	(11,157,381)	(33,432,038)
Net Decrease in Net Assets	(16,440,786)	(23,217,532)

Net Assets:
Beginning of period	82,514,992	105,732,524
End of period	$66,074,206	$82,514,992
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Multi-Asset Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$9.97	$8.94	$8.90	$11.28	$9.81	$10.58

0.14	0.37	0.34	0.34	0.37	0.39
(0.73)	1.15	0.60	(2.18)	1.53	(0.61)
—[3]	—[3]	—	—	—	—
(0.59)	1.52	0.94	(1.84)	1.90	(0.22)

(0.08)	(0.49)	(0.28)	(0.54)	(0.43)	(0.42)
—	—	(0.62)	—	—	(0.13)
(0.08)	(0.49)	(0.90)	(0.54)	(0.43)	(0.55)

$9.30	$9.97	$8.94	$8.90	$11.28	$9.81

(5.91%)[3]	17.33%[3]	10.53%	(16.99%)	19.57%	(2.10%)

$34,360	$41,469	$45,306	$56,948	$87[5]	$88[5]
1.00%	1.00%	1.06%	1.19%	1.17%	1.20%
1.57%	1.53%	1.31%	1.36%	1.24%	1.27%
2.90%	3.95%	3.59%	3.21%	3.38%	3.89%
2.33%	3.42%	3.34%	3.04%	3.31%	3.82%
23%	53%	51%	127%[7]	57%	71%

Financial highlights
Macquarie Multi-Asset Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$9.98	$8.95	$8.91	$11.27	$9.81	$10.58

0.10	0.30	0.27	0.26	0.29	0.32
(0.73)	1.14	0.59	(2.17)	1.51	(0.61)
—[3]	—[3]	—	—	—	—
(0.63)	1.44	0.86	(1.91)	1.80	(0.29)

(0.04)	(0.41)	(0.20)	(0.45)	(0.34)	(0.35)
—	—	(0.62)	—	—	(0.13)
(0.04)	(0.41)	(0.82)	(0.45)	(0.34)	(0.48)

$9.31	$9.98	$8.95	$8.91	$11.27	$9.81

(6.31%)[3]	16.38%[3]	9.65%	(17.54%)	18.56%	(2.85%)

$2,174	$3,051	$3,927	$4,909	$8[5]	$10[5]
1.75%	1.75%	1.82%	1.99%	1.95%	1.96%
2.32%	2.28%	2.11%	2.18%	2.02%	2.03%
2.12%	3.20%	2.83%	2.40%	2.61%	3.13%
1.55%	2.67%	2.54%	2.21%	2.54%	3.06%
23%	53%	51%	127%[7]	57%	71%

Financial highlights
Macquarie Multi-Asset Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$9.98	$8.95	$8.90	$11.28	$9.81	$10.59

0.15	0.40	0.37	0.39	0.42	0.43
(0.73)	1.14	0.60	(2.18)	1.53	(0.61)
—[3]	—[3]	—	—	—	—
(0.58)	1.54	0.97	(1.79)	1.95	(0.18)

(0.09)	(0.51)	(0.30)	(0.59)	(0.48)	(0.47)
—	—	(0.62)	—	—	(0.13)
(0.09)	(0.51)	(0.92)	(0.59)	(0.48)	(0.60)

$9.31	$9.98	$8.95	$8.90	$11.28	$9.81

(5.79%)[3]	17.57%[3]	10.95%	(16.64%)	20.08%	(1.76%)

$28,566	$36,493	$55,473	$97,268	$211[5]	$220[5]
0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
1.32%	1.28%	0.98%	1.05%	0.99%	0.99%
3.15%	4.20%	3.94%	3.60%	3.81%	4.32%
2.58%	3.67%	3.71%	3.30%	3.57%	4.08%
23%	53%	51%	127%[7]	57%	71%

Financial highlights
Macquarie Multi-Asset Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$9.96	$8.94	$8.90	$11.28	$9.82	$10.59

0.15	0.40	0.37	0.39	0.43	0.44
(0.72)	1.14	0.60	(2.18)	1.51	(0.61)
—[3]	—[3]	—	—	—	—
(0.57)	1.54	0.97	(1.79)	1.94	(0.17)

(0.10)	(0.52)	(0.31)	(0.59)	(0.48)	(0.47)
—	—	(0.62)	—	—	(0.13)
(0.10)	(0.52)	(0.93)	(0.59)	(0.48)	(0.60)

$9.29	$9.96	$8.94	$8.90	$11.28	$9.82

(5.77%)[3]	17.65%[3]	10.91%	(16.60%)	19.95%	(1.66%)

$920	$1,439	$969	$1,024	$2[5]	$3[5]
0.63%	0.67%	0.75%	0.75%	0.75%	0.75%
1.20%	1.20%	0.96%	0.92%	0.84%	0.84%
3.24%	4.28%	3.89%	3.66%	3.91%	4.34%
2.67%	3.75%	3.68%	3.49%	3.82%	4.25%
23%	53%	51%	127%[7]	57%	71%

Financial highlights
Macquarie Multi-Asset Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
$9.99	$8.96	$8.90	$11.28	$9.82	$10.59

0.14	0.37	0.34	0.34	0.39	0.40
(0.74)	1.15	0.60	(2.17)	1.50	(0.61)
—[3]	—[3]	—	—	—	—
(0.60)	1.52	0.94	(1.83)	1.89	(0.21)

(0.08)	(0.49)	(0.26)	(0.55)	(0.43)	(0.43)
—	—	(0.62)	—	—	(0.13)
(0.08)	(0.49)	(0.88)	(0.55)	(0.43)	(0.56)

$9.31	$9.99	$8.96	$8.90	$11.28	$9.82

(5.99%)[3]	17.32%[3]	10.60%	(16.94%)	19.50%	(2.06%)

$54	$63	$58	$88	$—[5,6]	$3[5]
1.00%	1.00%	1.06%	1.16%	1.15%	1.15%
1.57%	1.53%	1.27%	1.33%	1.22%	1.22%
2.90%	3.95%	3.60%	3.23%	3.61%	3.95%
2.33%	3.42%	3.39%	3.06%	3.54%	3.88%
23%	53%	51%	127%[8]	57%	71%

Notes to financial statements
Macquarie Multi-Asset Income Fund	March 31, 2025 (Unaudited)
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 19 funds. These financial statements and the related notes pertain to Macquarie Multi-Asset Income Fund (formerly, Delaware Ivy Multi-Asset Income Fund through December 30, 2024) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Institutional Class (formerly, Class I), Class R6, and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or

Notes to financial statements
Macquarie Multi-Asset Income Fund
1. Significant Accounting Policies (continued)
expected to be taken on the Fund’s federal income tax returns through the six months ended March 31, 2025, and for all open tax years (years ended September 30, 2021–
September 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended March 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds, in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of

Notes to financial statements
Macquarie Multi-Asset Income Fund
1. Significant Accounting Policies (continued)
such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends from net investment income quarterly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Fund’s investment adviser, acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended March 31, 2025, the Fund earned $200 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than

$1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended
March 31, 2025, the Fund earned $88 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.61% of net assets over $2 billion and up to $3 billion, and 0.58% of net assets over $3 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.75% of the Fund’s Class A, Class C, Institutional Class, and Class Y shares’ average daily net assets from October 1, 2024 through January 28, 2026, and 0.64% of the Fund’s Class R6 shares’ average daily net assets from January 29, 2025 through January 28, 2026. Prior to January 29, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeded 0.63% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2024 (except as noted) through January 28, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class	Class R6	Class Y
1.00%	1.75%	0.75%	0.64%*	1.00%
*	Effective January 29, 2025. Prior to January 29, 2025, the amount for class R6 was 0.63%.
DMC has entered into sub-advisory agreements with the following entities on behalf of the Fund: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of which is an affiliate of DMC (the “Affiliated Sub-Advisors”).

Notes to financial statements
Macquarie Multi-Asset Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
MIMAK is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.  MIMAK is responsible for the day-to-day management of the Fund.
MIMEL is a part of MAM. Although DMC has principal responsibility for the Fund, DMC may seek investment advice and recommendations relating to fixed income securities from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for fixed income securities in certain markets where DMC believes it will be beneficial to utilize MIMEL's specialized market knowledge.
MIMGL is a part of MAM. Although DMC has principal responsibility for the Fund, MIMGL is responsible for managing the real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time and DMC may also seek investment advice and recommendations relating to fixed income securities from MIMGL, permit MIMGL to execute Fund equity security trades on behalf of DMC, permit MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where DMC believes it would be beneficial to utilize MIMGL's specialized market knowledge, and seek quantitative support from MIMGL.
DMC, not the Fund, pays each Affiliated Sub-Advisor a sub-advisory fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2025, the Fund paid $3,656 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2025, the Fund paid $2,396 for these services.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.25% of the average daily net assets of the Class A, Class C, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended March 31, 2025, the Fund paid $3,099 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended March 31, 2025, DDLP earned $1,281 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2025, DDLP received gross CDSC commissions of $36 on redemptions of the Fund’s Class A shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended March 31, 2025 and the year ended September 30, 2024, DMC reimbursed the Fund $349 and $18,379, respectively, for trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.

Notes to financial statements
Macquarie Multi-Asset Income Fund
3. Investments
For the six months ended March 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$15,446,874
Purchases of US government securities	833,282
Sales other than US government securities	26,011,253
Sales of US government securities	1,281,276
At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	65,862,182
Aggregate unrealized appreciation of investments and derivatives	$6,099,392
Aggregate unrealized depreciation of investments and derivatives	(6,451,415)
Net unrealized depreciation of investments and derivatives	$(352,023)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At September 30, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 6,235,813	$7,635,174	$ 13,870,987
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$2,688,327	$—	$2,688,327
Common Stocks
Basic Industry	—	—	158,766	158,766
Capital Goods	547,476	—	—	547,476
Commodity Chemicals	117,938	—	—	117,938
Consumer Discretionary	2,544,945	—	—	2,544,945
Consumer Non-Cyclical	1,585,673	—	—	1,585,673
Consumer Staples	2,726,335	—	—	2,726,335
Energy	2,432,691	—	—	2,432,691
Financial Services	—	—	136,711	136,711
Financials	1,046,781	—	276	1,047,057
Healthcare	1,481,357	—	—	1,481,357
Industrials	4,395,861	—	—	4,395,861
Information Technology	733,653	—	—	733,653
Materials	4,056,811	—	—	4,056,811
Real Estate	286,007	—	—	286,007

Notes to financial statements
Macquarie Multi-Asset Income Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Real Estate Operating Companies/Developer	$347,457	$—	$—	$347,457
REIT Diversified	953,317	—	—	953,317
REIT Healthcare	1,260,517	45,618	—	1,306,135
REIT Hotel	13,514	—	—	13,514
REIT Industrial	752,149	—	—	752,149
REIT Information Technology	786,725	184,949	—	971,674
REIT Lodging	124,637	—	—	124,637
REIT Mall	184,349	—	—	184,349
REIT Manufactured Housing	117,062	—	—	117,062
REIT Multifamily	756,450	—	—	756,450
REIT Office	376,134	—	—	376,134
REIT Retail	51,096	27,355	—	78,451
REIT Self-Storage	235,300	—	—	235,300
REIT Shopping Center	436,526	—	—	436,526
REIT Single Tenant	76,714	—	—	76,714
REIT Specialty	335,433	—	—	335,433
Retail	—	—	3,615	3,615
Technology	1,153,328	—	—	1,153,328
Utilities	3,814,322	—	—	3,814,322
Convertible Bond	—	—	422,186	422,186
Corporate Bonds	—	20,128,190	—	20,128,190
Exchange-Traded Funds	5,433,578	—	—	5,433,578
Loan Agreements	—	187,821	—	187,821
Non-Agency Commercial Mortgage-Backed Securities	—	908,948	—	908,948
Preferred Stocks	441,446	36,750	—	478,196
US Treasury Obligation	—	77,490	—	77,490
Short-Term Investments	899,700	—	—	899,700
Total Value of Securities	$40,505,282	$24,285,448	$721,554	$65,512,284

Derivatives[1]
Assets:
Futures Contracts	$8,220	$—	$—	$8,220
Liabilities:
Futures Contracts	$(10,345)	$—	$—	$(10,345)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended March 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:
	Common Stocks	Convertible Bond	Preferred Stock	Total
Balance as of 9/30/24	$867,347	$1,036,225	$10,280	$1,913,852
Purchases	492	9,902	—	10,394
Sales	(75,499)	—	(10,280)	(85,779)
Net realized gain (loss)	(14,145)	—	(23,551)	(37,696)
Amortization	—	1,407	—	1,407
Net change in unrealized appreciation (depreciation)	(478,827)	(625,348)	23,551	(1,080,624)
Balance as of 3/31/25	$299,368	$422,186	$—	$721,554
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/25	$(478,827)	$327,416	$23,551	$(127,860)
When market quotations are not readily available for one or more portfolio securities, the Fund's NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity.

Notes to financial statements
Macquarie Multi-Asset Income Fund
3. Investments (continued)
The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value	Weighted Average of Unobservable Inputs based on Fair Value
Common Stocks	3,614	Market approach	Discount	10%-50%	31.05%
Common Stocks	158,621	Market approach	EV/Revenue multiple	0.63x	n/a
			EV/EBITDA multiple	2.07x	n/a
Common Stocks	136,711	Net asset value	Total other liabilities and assets	$2.2 million	n/a
Convertible Bond	422,186	Net asset value	Total other liabilities and assets	$2.2 million	n/a
Level 3 security with a total value of $422 has been valued using third party pricing information without adjustment and are excluded from the table above.

4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	3/31/25	9/30/24
Shares sold:
Class A	108,141	397,303
Class C	7,395	15,608
Institutional Class[1]	153,129	280,451
Class R6	6,947	59,171

Shares issued upon reinvestment of dividends and distributions:
Class A	32,435	228,938
Class C	1,047	15,566
Institutional Class[1]	31,419	247,825
Class R6	1,045	7,131
Class Y	50	338
	341,608	1,252,331

Shares redeemed:
Class A	(604,131)	(1,532,140)
Class C	(80,683)	(164,146)
Institutional Class[1]	(771,605)	(3,069,489)
Class R6	(53,463)	(30,128)
Class Y	(510)	(506)
	(1,510,392)	(4,796,409)
Net decrease	(1,168,784)	(3,544,078)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended March 31, 2025 and the year ended September 30, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
3/31/25	—	10,797	10,814	—	$102,149
Year ended
9/30/24	8,049	10,844	10,850	8,041	181,350

Notes to financial statements
Macquarie Multi-Asset Income Fund
5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of March 31, 2025, or at any time during the period then ended.
6. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended March 31, 2025.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At March 31, 2025, the Fund posted $16,490 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended March 31, 2025, the Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended March 31, 2025, the Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change

Notes to financial statements
Macquarie Multi-Asset Income Fund
7. Derivatives (continued)
in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended March 31, 2025, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended March 31, 2025, the Fund used CDS contracts to hedge against credit events.
Fair values of derivative instruments as of March 31, 2025 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$8,220
Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(10,345)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended March 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$25,014	$—	$25,014
Credit contracts	—	(1,136)	(1,136)
Total	$25,014	$(1,136)	$23,878
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(3,068)	$—	$(3,068)
Credit contracts	—	472	472
Total	$(3,068)	$472	$(2,596)
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended March 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$706,092	$518,526
CDS contracts (average notional amount)*	55,748	—
*Long represents buying protection and short represents selling protection.
 8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any

Notes to financial statements
Macquarie Multi-Asset Income Fund
8. Securities Lending (continued)
particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended March 31, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Notes to financial statements
Macquarie Multi-Asset Income Fund
9. Credit and Market Risks (continued)
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
The Fund may invest in REITs and are subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2025. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Fund also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case the Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”

Notes to financial statements
Macquarie Multi-Asset Income Fund
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
On February 11-13, 2025, the Board approved the reorganization of the Fund into Macquarie Balanced Fund, a series of the Trust. The Fund reorganized into Macquarie Balanced Fund on April 25, 2025.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Macquarie Multi-Asset Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4462604)
SA-IVYALT-0525
This page is not part of the Financial statements and other information.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Funds

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2025